Offerings - Offering: 1	Aug. 08, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note	There are being registered under this Registration Statement on Form F-10 (this “Registration Statement”) such indeterminate number of Common Shares, Warrants, Debt Securities or Subscription Receipts of Alamos Gold Inc. (the “Registrant”) as shall have an aggregate initial offering price not to exceed US$500,000,000. Any securities registered by this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. The proposed maximum initial offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the U.S. Securities Act of 1933 (the “Securities Act”) with respect to the securities to be sold by the registrant. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed US$500,000,000.Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional securities that may be offered or issued by the Registrant in connection with any stock split, stock dividend or any similar transaction.